Transactions Not Involving Cash (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions not involving cash
Lease	R$ 54,861	R$ 22,346	R$ 14,471
Forward contract		51,501	406,635
Retained payments from business combination		1,324	14,821
Capital contribution		10,000
Price adjustment from business combination		(7,400)	4,620
Acquisition from business combination		R$ 36,172	R$ 22,857